Consolidated Income Statements (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Profit or loss [abstract]
Interest income	¥ 939,921	¥ 1,236,043
Interest expense	242,059	584,973
Net interest income	697,862	651,070
Fee and commission income	542,388	562,875
Fee and commission expense	99,774	104,620
Net fee and commission income	442,614	458,255
Net trading income	114,571	86,323
Net income from financial assets and liabilities at fair value through profit or loss	107,224	29,678
Net investment income	135,721	131,683
Other income	63,636	89,635
Total operating income	1,561,628	1,446,644
Impairment charges on financial assets	245,319	48,634
Net operating income	1,316,309	1,398,010
General and administrative expenses	799,242	835,880
Other expenses	92,269	196,647
Operating expenses	891,511	1,032,527
Share of post-tax profit of associates and joint ventures	9,393	13,697
Profit before tax	434,191	379,180
Income tax expense	108,814	111,714
Net profit	325,377	267,466
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	316,382	249,415
Non-controlling interests	2,566	12,076
Other equity instruments holders	¥ 6,429	¥ 5,975
Earnings per share:
Basic	¥ 230.94	¥ 180.64
Diluted	¥ 230.82	¥ 180.52